FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1.	Financial risks management
4.1.1.	Overview

As a result of its activities, the Company is exposed to various financial risks, which are managed in accordance with the Financial Risk Management, Counterparty and Issuer Risk, Debt, Derivative and Cash Management Policies (“Financial Policies”) approved at the Board of Directors’ meeting held on August 13, 2020.

The main factors considered by Management are:

(i)	Liquidity;
(ii)	Credit;
(iii)	Exchange rate;
(iv)	Interest rate;
(v)	Fluctuations of commodity prices; and
(vi)	Capital.

Management are focused on generating consistent and sustainable results over time, however, arising from external risk factors, unintended levels of volatility can influence the Company’s cash flow and income statement.

The Company has policies and procedures for managing market risk which aims to:

(i)	Reduce, mitigate or transfer exposure with the aim of protecting the Company’s cash flow and assets against fluctuations in the market prices of raw material and products, exchange rates and interest rates, price and adjustment indices (“market risk”) or other assets or instruments traded in liquid or illiquid markets to which the value of the assets, liabilities and cash flow are exposed;
(ii)	Establish limits and instruments with the purpose of allocating the Company’s cash to financial institutions falling within acceptable credit risk exposure parameters; and
(iii)	Optimize the process of contracting financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds for inefficient transactions. All financial transactions entered into by the Company aim to protect existing exposures, with the assumption of new risks being prohibited, except those arising from its operating activities.

Hedging instruments are contracted exclusively for hedging purposes and are based on the following terms:

(i)	Protection of cash flow against currency mismatches;
(ii)	Protection of revenue flows for debt settlement and interest payments against fluctuations in interest rates and currencies; and
(iii)	Protection against fluctuations in the prices of pulp and other supplies related to production.

The Treasury team is responsible for identification, evaluating and seeking protection against possible financial risks. The Board of Directors approves financial policies that establish the principles and guidance for global risk management, the areas involved in these activities, the use of derivative and non-derivative financial instruments, and the allocation of a cash surplus.

The Company only uses the most liquid financial instruments, and:

(i)	Does not enter into leveraged transactions or other forms of embedded options that change the purpose of protection (hedge);
(ii)	Does not have double-indexed debt or other forms of implied options; and
(iii)	Does not have any transactions requiring margin deposits or other forms of collateral for counterparty credit risk.

The Company does not use hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of income, as disclosed in Note 27.

The Company maintained its conservative approach and strong cash and marketable securities positions, as well as its hedge policy, during the crisis caused by the COVID-19 pandemic, and even though there were impacts on the fair value of its financial instruments due to the effects on all global economies, these impacts were as expected, according to the sensitivity analyses disclosed in previous reports, and measures were taken in relation to the risks associated with the financial instruments, in particular with the risks of liquidity, credit and exchange rate variations, as set forth below.

4.1.2.	Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		December 31,	December 31,
	Note	2022	2021
Assets
Amortized cost
Cash and cash equivalents	5	9,505,951	13,590,776
Trade accounts receivable	7	9,607,012	6,531,465
Dividends receivable	11	7,334	6,604
Other assets(1)		931,173	886,112
		20,051,470	21,014,957
Fair value through other comprehensive income
Investments - Celluforce	14.1	24,917	28,358
		24,917	28,358

Fair value through profit or loss
Derivative financial instruments	4.5.1	4,873,749	1,442,140
Marketable securities	6	7,965,742	7,758,329
		12,839,491	9,200,469
		32,915,878	30,243,784
Liabilities
Amortized cost
Trade accounts payable	17	6,206,570	3,288,897
Loans, financing and debentures	18.1	74,574,591	79,628,629
Lease liabilities	19.2	6,182,530	5,893,194
Liabilities for assets acquisitions and associates	23	2,062,322	405,952
Dividends payable	11	5,094	919,073
Other liabilities(1)		147,920	164,216
		89,179,027	90,299,961
Fair value through profit or loss
Derivative financial instruments	4.5.1	4,846,795	7,894,528
		4,846,795	7,894,528
		94,025,822	98,194,489
		61,109,944	67,950,705

1)	Does not include items not classified as financial instruments.
4.1.3.	Fair value of loans and financing

The financial instruments are recognized at their contractual amounts. Derivative financial instrument agreements, used exclusively for hedging purposes, are measured at fair value.

In order to determine the market values of financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair values of interest rate and index swaps are calculated based on the present value of their future cash flow, discounted at the current interest rates available for transactions with similar remaining terms to maturity. This calculation is based on the quotations of B3 and ANBIMA for interest rate transactions in Brazilian Reais, and the British Bankers Association and Bloomberg for London Interbank Offered Rate (“LIBOR”) transactions. The fair value of forward or forward exchange agreements is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.

In order to determine the fair values of financial instruments traded in over-the-counter or unliquidated markets, a number of assumptions and methods based on normal market conditions and not for liquidation or forced sale, are used at each balance sheet date, including the use of option pricing models such as Garman-Kohlhagen, and estimates of discounted future cash flow. The fair value of agreements for the fixing of oil bunker prices is obtained based on the Platts index.

The results of the trading of financial instruments are recognized at the closing or contract dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the contracting of financial instruments are eliminated from the financial statements only when these instruments expire or when the risks, obligations and rights arising therefrom are transferred.

The estimated fair values of loans and financing are set forth below:

	Yield used to
	discount/	December 31,	December 31,
	methodology	2022	2021
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	40,309,832	51,183,520
Estimated present value
In foreign currency
Export credits (“Prepayment”)	LIBOR	17,724,315	19,441,297
Assets Financing	SOFR	138,644
In local currency
BNDES – TJLP	DI 1	292,487	355,494
BNDES – TLP	DI 1	1,393,010	686,247
BNDES – Fixed	DI 1	21,656	44,544
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	575,129	543,269
BNDES - Currency basket	DI 1	10,866	25,001
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	1,835,336	3,281,250
Debentures	DI 1	5,643,440	5,633,533
NCE (“Export Credit Notes”)	DI 1	1,384,396	1,352,291
NCR (“Rural Credit Notes”)	DI 1	294,089	289,344
Export credits (“Prepayment”)	DI 1	1,320,415	1,321,449
		70,943,615	84,157,239

The book values of loans and financing are disclosed in Note 18.

Management considers that, for its other financial liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.

4.2.	Liquidity risk management

The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating obligations. The amount held in cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested, in general, in highly liquid financial investments according to the Cash Management Policy.

The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the year ended December 31, 2022, the variations in cash and marketable securities were as expected, and the cash generated from operations was used for the most part for investments and debt service.

On February 8, 2022, the Company, through its subsidiaries Suzano Pulp and Paper Europe S.A. and Suzano International Trade GmbH, in order to improve the management of its financial liquidity, took out a credit line (“Revolving Credit Facility”), increasing the total available through revolving credit lines from US$500,000 to US$1,275,000. Of the amount taken out, US$100,000 is available until February 2024, with this remaining amount of the line of credit already available from February 2019, in its original amount of US$500,000. The additional amount of US$1,175,000 is available to February 2027 and has the same financial costs as the line available to February 2024. On December 31, 2022, the Revolving Credit Facility was available, but had not been used.

The Company signed with the Brazilian National Bank for Economic and Social Development (“BNDES”) a Credit Limit Opening Agreement (“CALC”), a Revolving Credit Limit in the amount of up to R$3,000,000, to be disbursed in the coming years on forestry, social and industrial investments.

●	On November 29, 2022 there was the first used of the Credit Limit of R$400,000 for the Industrial projects of 2021 and 2022 (Note 18.6.1).
●	On December 27, 2022 there was the second used of the R$400,000 Credit Limit for the 2021 and 2022 Forestry projects (Note 18.6.1).

All derivative financial instruments were over-the-counter derivatives and do not require deposit guarantee margins.

The remaining contractual maturities of financial liabilities are disclosed as at the date of this financial information. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

	December 31,
	2022
	Book	Future	Up to 1			More than
	value	value	year	1 - 2 years	2 - 5 years	5 years
Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,305
Liabilities for asset acquisitions and associates	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,675

	December 31,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payable	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	919,073	919,073	919,073
Other liabilities	164,216	164,216	92,123	72,093
	98,194,489	139,014,442	13,395,478	9,137,101	47,143,391	69,338,472

4.3.	Credit risk management

Related to the possibility of non-compliance with the counterparties’ commitments as part of a transaction. Credit risk is managed on a group basis and arises from cash equivalents, marketable securities, derivative financial instruments, bank deposits, Bank Deposit Certificates (“CDB”), fixed income box, repurchase agreements, letters of credit, insurance, receivable terms of customers, and advances to suppliers for new projects, among others.

4.3.1.	Trade accounts receivable and advances to suppliers

The Company has commercial and credit policies aimed at mitigating any risks arising from defaults by its customers, mainly through contracting credit insurance policies, bank guarantees provided by first-tier banks, and collateral based on liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risks regarding payment performance, both for exports and for domestic sales.

For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine the individual credit limits to each customer according to the identified risks. Each analysis is submitted for approval according to an established hierarchy and, if applicable, for approval at a Management meeting and by the Credit Committee.

The risk classification of trade accounts receivable is set forth below:

	December 31,	December 31,
	2022	2021
Low (1)	9,430,244	6,491,726
Average (2)	129,900	19,147
High (3)	67,977	55,355
	9,628,121	6,566,228
1)	Current and overdue up to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

A portion of the amounts above does not consider the expected credit losses calculated based on the provision matrix of R$21,109 and R$34,763 as at December 31, 2022 and 2021, respectively.

4.3.2.	Banks and financial institutions

The Company, in order to mitigate its credit risk, ensures its financial operations are diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.

The book value of financial assets representing exposure to credit risk is set forth below:

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	9,505,951	13,590,776
Marketable securities	7,965,742	7,758,329
Derivative financial instruments(1)	4,833,330	1,413,975
	22,305,023	22,763,080

1)	Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.

The counterparties, mainly financial institutions, with whom the transactions are performed classified under cash and cash equivalents, marketable securities and derivatives financial instruments, are rated by the main ratings agencies. The risk ratings are set forth below:

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Risk rating (1)
AA-			47,681	57,193
A+			1,149,694	8,318
A			1,485,424	601,475
A-			1,095	10,677
brAAA	17,117,171	21,149,838	1,418,968	576,195
brAA+	1,173	2,282		41,321
brAA	133,030	132,698	730,468	118,796
brAA-	47
brA+	352	313
brA	17,595
brBB+		2
brBB-	2,897	22,824
Others	199,428	41,148
	17,471,693	21,349,105	4,833,330	1,413,975
1)	We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s.

4.4.	Market risk management

The Company is exposed to several market risks, mainly related to fluctuations in exchange rate variations, interest rates, inflation rates and commodity prices that could affect its results and financial situation.

To mitigate the impacts, the Company has processes to monitor its exposure and policies that could support the implementation of risk management.

These policies establish the limits and the instruments to be implemented for the purpose of:

(i)	Protecting cash flow due to currency mismatch;
(ii)	Mitigating exposure to interest rates;
(iii)	Reducing the impacts of fluctuations in commodity’s prices; and
(iv)	Changes to debt indexes.

Market risk management involves the identification, assessment and implementation of the strategy, with the effective contracting of adequate financial instruments.

4.4.1.	Exchange rate risk management

The fundraising, financing and currency hedging policies of the Company are guided by the fact that a substantial part of net the revenue arises from exports with prices negotiated in US Dollars, while a substantial part of the production costs are in Brazilian Reais. This structure allows the Company to enter into export financing arrangements in US Dollars, and to reconcile the financing payments with the cash flow of receivables from sales in foreign markets, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.

Moreover, the Company enter into US Dollar sales transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus of foreign currency over an 24-month time horizon, and therefore are matched to the availability of currency for sale in the short term. The Company’s Board of Directors approved the contracting of extraordinary hedge, in addition to the policy mentioned above, for investments in the Cerrado Project, with a term of up to 36 months as of November 2021, in an amount of up to US$1,000,000.

The assets and liabilities that are exposed to foreign currency, substantially in US Dollars, are set forth below:

	December 31,	December 31,
	2022	2021
Assets
Cash and cash equivalents	8,039,218	13,411,978
Marketable securities	4,510,652	2,394,667
Trade accounts receivable	7,612,768	5,043,453
Derivative financial instruments	3,393,785	1,028,450
	23,556,423	21,878,548

Liabilities
Trade accounts payable	(2,030,806)	(605,557)
Loans and financing	(61,216,140)	(65,972,300)
Liabilities for asset acquisitions and associates	(2,053,259)	(273,179)
Derivative financial instruments	(4,698,323)	(7,362,631)
	(69,998,528)	(74,213,667)
	(46,442,105)	(52,335,119)

4.4.1.1.	Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments

For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.2177).

This analysis assumes that all other variables, particularly interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50% before taxes.

The following table set forth the potential impacts at their absolute amounts:

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	8,039,218	2,009,805	4,019,609
Marketable securities	4,510,652	1,127,663	2,255,326
Trade accounts receivable	7,612,768	1,903,192	3,806,384
Trade accounts payable	(2,030,806)	(507,702)	(1,015,403)
Loans and financing	(61,216,140)	(15,304,035)	(30,608,070)
Liabilities for asset acquisitions and associates	(2,053,259)	(513,315)	(1,026,630)

4.4.1.2.	Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments

The Company has sales operations in US Dollars in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the net foreign exchange surplus over an 24-month horizon, or to investments in the Cerrado Project according to the extraordinary hedge described above, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.

In addition to the transaction described above, the Company also taken out derivative instruments linked to the US Dollar and subject to exchange variations, seeking to adjust the debt’s exchange rate index to the cash generation currency, as provided for in its financial policies.

For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period was used. These market movements caused a positive impact on the mark-to-market position entered into by the Company.

This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the depreciation of the Brazilian Real against the US Dollar by 25% and 50%, before taxes, based on the base scenario for the year ended December 31, 2022.

The following table set out the potential impacts in each of these assumed scenarios:

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	25%	50%
Dollar/Real
Derivative financial instruments
Derivative options	1,596,089	(5,557,847)	(12,762,202)
Derivative swaps	(1,768,134)	(2,862,661)	(5,725,322)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(2,474)	(314,397)	(628,793)
Embedded derivatives	40,418	(71,082)	(142,165)
NDF parity derivatives (1)	161,055	(40,264)	(80,528)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	161,055	(724,977)	(1,449,953)

1)	Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.
4.4.2.	Interest rate risk management

Fluctuations in interest rates could increase or reduce the costs of new loans and transactions already entered into.

The Company is constantly looking for alternatives to the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the termination of LIBOR in June 2023, the Company is evaluating its contracts which have clauses that provide the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have such a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties to define a new rate, or an equivalent rate will be provided by the respective calculation agent.

It is worth mentioning that the clauses related to the replacement of the indices in the Company’s debt contracts indexed to LIBOR, establish that a replacement of the indexation rate in the contracts can only be considered in two circumstances: (i) after a communication from an official government entity formally stating the replacement/termination of the reference rate used in the contract, which must define the exact date on which the rate will be extinguished; and / or (ii) syndicated operations begin to be executed at a rate indexed to the Secured Overnight Financing Rate (“SOFR”). Considering that on March 5, 2021 the UK Financial Conduct Authority (“FCA”) announced the date of extinction of LIBOR 3M as June 30, 2023, the Company can, from the date of this announcement, begin negotiations regarding changing the indices for its debt contracts and related derivatives.

The Company mapped all of its contracts subject to LIBOR reform that have yet to transition to an alternative benchmark rate as at December 31, 2022. The Company has R$16,930,445 related to loan and financing contracts, and R$548,941 related to derivative contracts, and initiated contact with the respective counterparties to each contract, to ensure that the terms and good market practices are adopted for the transition period of the index until June 2023, and these terms are still under negotiation between the parties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indices of the financial contracts linked to LIBOR.

The Company believes that it is reasonable to assume that the negotiation of the indices in its contracts will move towards to the replacement of LIBOR by SOFR, because SOFR is the new interest rate adopted by the capital markets. Based on the available information, the Company does not expect to have a significant impact on its debts and derivatives linked to LIBOR.

4.4.2.1.	Sensitivity analysis – exposure to interest rates – except for derivative financial instruments

For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of its operations to variations in the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody (“SELIC”) and the London Interbank Offered Rate (“LIBOR”), which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.

This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a depreciation of 25% and 50% in market interest rates.

The following table set forth the potential impacts at their absolute amounts:

	December 31,
	2022
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	1,441,758	49,200	98,400
Marketable securities	3,383,832	115,473	230,947
Loans and financing	8,001,775	273,061	546,121

TJLP
Loans and financing	317,281	5,711	11,422

LIBOR
Loans and financing	16,930,445	201,781	403,562

4.4.2.2.	Sensitivity analysis – exposure to interest rates – derivative financial instruments

This analysis assumes that all other variables remain constant. The other scenarios assumed a depreciation of 25% and 50% in market interest rates.

The following table sets out the potential impacts of these assumed scenarios:

	December 31,
	2022
	Effect on profit or loss and equity
		Probable	Remote
	Probable	25%	50%
CDI
Derivative financial instruments
Liabilities
Derivative options	1,596,089	(594,361)	(1,140,951)
Derivative swaps	(1,768,134)	(10,977)	(22,123)
LIBOR
Derivative financial instruments
Liabilities
Derivative swaps	(1,768,134)	369,294	738,044

4.4.2.3.	Sensitivity analysis to changes in the consumer price indices of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on December 31, 2022. The probable scenario was extrapolated considering a depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, at their absolute amounts.

The following table sets out the potential impacts at their absolute amounts:

	December 31,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Derivative embedded in a commitment to purchase standing wood, originating from a forest partnership agreement	40,418	(31,599)	(65,159)

4.4.3.	Commodity price risk management

The Company is exposed to commodity prices, mainly the pulp sales price in the foreign market. The dynamics of rising and falling production capacities in the global market and the macroeconomic conditions may impact the Company´s operating results.

Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.

The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.

On December 31, 2022 and December 31, 2021, the Company did not take out positions to hedge its logistics costs.

4.5.	Derivative financial instruments

The Company determines the fair values of derivatives contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the quotation date. The amounts presented by the Company are based on estimates using market factors, and make use of data provided by third parties, measured internally and compared to the calculations performed by counterparties.

The fair value does not represent an obligation to make an immediate disbursement or receipt of cash, given that such an effect will only occur on the dates of contractual fulfillment or upon the maturity of each transaction, when the result will be determined, depending on the case and on the market conditions on the agreed dates.

A summary of the methodologies used for the purpose of determining the fair value by type of instrument is presented below:

(i)	Swaps: the future value of the asset and liability are estimated based on the cash flows projected using the market interest rate of the currency in which the tip of the swap is denominated. The present value of the US Dollar-denominated tip is measured using the discount based on the exchange coupon curve (the remuneration, in US Dollars, of the Reais invested in Brazil) and in the case of the R$-denominated tip, the discount is made using Brazil’s interest curve, being the future curve of the DI, considering the credit risk of both the Company and the counterparty. The exception is pre-fixed contracts x US$, for which the present value of the tip denominated in US$ is measured through a discount using the LIBOR curve disclosed by Bloomberg. The fair value of the contract is the difference between these two points. Interest rate curves were obtained from B3.
(ii)	Options (Zero Cost Collar): the fair value was calculated based on the Garman-Kohlhagen model, considering both the Company’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from the B3 exchange, and are used to calculate the fair values.
(iii)	Non- deliverable forward (“NDF”) contracts: a projection of the future currency quote is made, using the exchange coupon curves and the future DI curve for each maturity. Next, the difference between this quotation and the rate at which the operation was contracted is verified, considering the credit risk of the Company and the counterparty. This difference is multiplied by the notional value of each contract, and brought to its present value based on the future DI curve. Interest rate curves were obtained from B3.
(iv)	Swap US-CPI: liability cash flows are projected based on the US inflation curve US-CPI, obtained based on the implicit rates for inflation-linked US securities (Treasury Protected against Inflation – “TIPS”), disclosed by Bloomberg. Cash flows from the asset components are projected at the fixed rates implicit in the embedded derivatives. The fair value of an embedded derivative is the difference between the two components, adjusted to present value base on the curve of the exchange coupon obtained from B3.
(v)	Swap VLSFO (marine fuel): a future projection of the asset price is made, using the future price curve disclosed by Bloomberg. Next, the difference between this projection and the rate at which the operation was contracted is verified, considering both of Company’s and the counterparty’s credit risk. This difference is multiplied by the notional value of each contract and adjusted to present value using the LIBOR curve disclosed by Bloomberg.

The yield curves used to calculate the fair value as at December 31, 2022 are as set forth below:

Interest rate curves
Term	Brazil	United States of America	US Dollar coupon
1 month	13.65% p.a.	4.79% p.a.	3.38% p.a.
6 months	13.73% p.a.	5.01% p.a.	5.30% p.a.
1 year	13.42% p.a.	5.09% p.a.	5.80% p.a.
2 years	12.66% p.a.	4.65% p.a.	5.61% p.a.
3 years	12.58% p.a.	4.27% p.a.	5.37% p.a.
5 years	12.62% p.a.	3.95% p.a.	5.35% p.a.
10 years	12.61% p.a.	3.75% p.a.	5.96% p.a.

4.5.1.	Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Instruments as part of protection strategy
Operational hedges
ZCC	6,866,800	4,494,125	1,596,089	(187,788)
NDF (R$ x US$)	248,100	30,000	(2,474)	(7,043)
NDF (€ x US$)	544,702		161,055

Debt hedges
Swap LIBOR to Fixed (US$)	3,200,179	3,600,000	1,052,546	(395,675)
Swap IPCA to CDI (notional in Brazilian Reais)	1,741,787	843,845	278,945	249,653
Swap IPCA to Fixed (US$)	121,003	121,003	(29,910)	(148,583)
Swap CDI x Fixed (US$)	1,863,534	2,267,057	(2,566,110)	(5,230,612)
Pre-fixed Swap to US$ (US$)	350,000	350,000	(503,605)	(760,505)

Commodity Hedge
Swap US-CPI (US$) (1)	124,960	590,372	40,418	28,165
			26,954	(6,452,388)

Current assets			3,048,493	470,261
Non-current assets			1,825,256	971,879
Current liabilities			(667,681)	(1,563,459)
Non-current liabilities			(4,179,114)	(6,331,069)
			26,954	(6,452,388)
1)	The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.

The current contracts and the respective protected risks are set forth below:

(i)	Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company’s natural exposure on its receivables in US$.
(ii)	Swap IPCA x CDI: positions in conventional swaps exchanging the variation of the Amplified Consumer Price Index (“IPCA”) for the DI rate. The objective is to change the debt indexed in Reais, in compliance with the Company’s cash position in Brazilian Reais, which is also indexed to the DI.
(iii)	Swap IPCA x Fixed US$: positions in conventional swaps exchanging the variations of the IPCA for a fixed rate in US$. The objective is to change the debt indexed in Brazilian Reais to US$, in compliance with the Company’s natural exposure on its receivables in US$.
(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging a post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow against changes in the US interest rate.
(v)	Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps of a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company’s natural exposure on its receivables in US$.
(vi)	Zero-Cost Collar (“ZCC”): positions in an instrument that consists of the simultaneous combination of a purchase of put options and the sale of call options in US$, with the same principal and maturity values, with the objective of protecting the cash flow from exports. Under this strategy, an interval is established where there are no deposits or receipts of financial margin upon the expiration of the options. The objective is to protect the cash flow of exports against any decrease in the Brazilian Real.
(vii)	Non- Deliverable Forward contracts (“NDF”): put positions in futures contracts in US$ with the objective of protecting the cash flow from exports against decreases in the Brazilian Real.
(viii)Swap US-CPI: The embedded derivative refers to sales swap contracts of variations in the United States Dollar and the US-CPI within the terms of a forest partnership with a standing wood supply contract.
(ix)	Non-Deliverable Forward contracts: EUR and US$: call positions at EUR/US$ parity to protect the Capex cash flow of the Cerrado project against the appreciation of the Euro.

The variations in the fair values of derivatives for the year ended December 31, 2022 compared to the fair values measured on December 31, 2021 are explained substantially by the appreciation of the Brazilian Real against the US Dollar and by settlements during the year. There were also impacts caused by the variations in the Pre, Foreign Exchange Coupon and LIBOR curves of transactions.

It is important to highlight that the outstanding agreements in December 31, 2022 are in the over-the-counter market, without any kind of guaranteed margin or early settlement clause forced by changes from the mark-to-market price.

4.5.2.	Fair value by maturity schedule

	December 31,	December 31,
	2022	2021
2022		(1,093,198)
2023	2,380,812	(282,499)
2024	297,156	(759,082)
2025	(1,225,193)	(2,096,449)
2026 onwards	(1,425,821)	(2,221,160)
	26,954	(6,452,388)

4.5.3.	Outstanding assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2022	2021	2022	2021
Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	7,081,545	8,594,225	617,835	306,663
Swap Pre-Fixed to US$	R$	1,317,226	1,317,226	45,329	76,279
Swap LIBOR to Fixed (US$)	US$	3,200,000	3,600,000	1,052,546	130,104
Swap IPCA to CDI	IPCA	2,041,327	1,078,706	427,417	255,422
Swap IPCA to US$	IPCA	610,960	576,917
				2,143,127	768,468
Liabilities
Swap CDI to Fixed (US$)	US$	1,863,534	2,267,057	(3,183,945)	(5,537,275)
Swap Pre-Fixed to US$	US$	350,000	350,000	(548,934)	(836,784)
Swap LIBOR to Fixed (US$)	US$	3,200,000	3,600,000		(525,779)
Swap IPCA to CDI	R$	1,741,787	843,845	(148,472)	(5,769)
Swap IPCA to US$	US$	121,003	121,003	(29,910)	(148,583)
				(3,911,261)	(7,054,190)
				(1,768,134)	(6,285,722)
Operational hedge
Zero cost collar (US$ x R$)	US$	6,866,800	4,494,125	1,596,089	(187,788)
NDF (R$ x US$)	US$	248,100	30,000	(2,474)	(7,043)
NDF (€ x US$)	US$	544,702		161,055
				1,754,670	(194,831)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	124,960	590,372	40,418	28,165
				40,418	28,165
				26,954	(6,452,388)
1)	The embedded derivatives refer to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership involving a standing wood supply contract.

4.5.4.	Fair value settled amounts

The settled derivatives positions are set forth below:

	December 31,	December 31,
	2022	2021
Operational hedge
Zero cost collar (R$ x US$)	718,618	(1,269,231)
NDF (R$ x US$)	8,301	1,399
NDF (€ x US$)	7,113
	734,032	(1,267,832)
Commodity hedge
Swap VLSFO/other		(54,002)
		(54,002)
Debt hedge
Swap CDI to Fixed (US$)	(261,570)	(266,268)
Swap IPCA to CDI (Brazilian Reais)	(5,180)	41,651
Swap IPCA to Fixed (US$)	171	(4,819)
Swap Pre-Fixed to US$	54,128	49,562
Swap LIBOR to Fixed (US$)	(239,356)	(419,545)
	(451,807)	(599,419)
	282,225	(1,921,253)

4.6.	Fair value hierarchy

Financial instruments are measured at their fair values, which consider the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into three hierarchical levels:

(i)	Level 1 – Based on quoted prices (unadjusted) for identical assets or liabilities in active markets. A market is considered active if it trades frequently and at a sufficient volume to provide pricing information immediately and continuously, usually obtained from a commodity and stock exchange, pricing service or regulatory agency, and if the prices represent actual market transactions, which occur regularly on a commercial basis;
(ii)	Level 2 - Based on the prices quoted in active markets for similar assets or liabilities, the prices quoted for identical or similar assets or liabilities in non-active markets, evaluation models for which inputs are observable , such as rates of interest and yield curves, credit volatilities and spreads, and market corroborated information. Assets and liabilities classified in this category are measured based on the discounted cash flow and interest accrual, respectively, for derivative financial instruments and marketable securities. The observable inputs include interest rates and curves, volatility factors and foreign exchange rates; and
(iii)	Level 3 – Based on unquoted data for assets and liabilities, where the Company applies the income approach technique using the discounted cash flow model. The observable inputs used are the IMA, discount rate and eucalyptus average gross sales price.

For the year ended December 31, 2022, there were no changes between the three levels of the hierarchy, and no transfers between levels 1, 2 and 3.

	December 31,
	2022
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		4,873,749		4,873,749
Marketable securities		7,965,742		7,965,742
		12,839,491		12,839,491

At fair value through other comprehensive income
Other investments - CelluForce			24,917	24,917
			24,917	24,917

Biological assets			14,632,186	14,632,186
			14,632,186	14,632,186
Total assets		12,839,491	14,657,103	27,496,594

Liabilities
At fair value through profit or loss
Derivative financial instruments		4,846,795		4,846,795
		4,846,795		4,846,795
Total liabilities		4,846,795		4,846,795

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

At fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
Total assets	637,616	8,562,853	12,277,090	21,477,559

Liabilities
At fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
Total liabilities		7,894,528		7,894,528

4.7.	Climate change
4.7.1.	Risks linked to climate change and the sustainability strategy

In view of the nature of the Company’s operations, there is inherent exposure to risks related to climate change.

The Company’s assets, notably biological assets, which are measured at fair value (Note 13), property, plant and equipment (Note 15) and intangible assets (Note 16), may be impacted by climate change, the risks of which were evaluated in the context of preparation of financial statements. For the year ended December 31, 2022, Management considered the main risk data and assumptions highlighted below:

(i)	Possible impacts on the determination of fair value in biological assets due to: Effects of climate change, such as temperature rises and scarcity of water resources, could impact some of the assumptions used in accounting estimates related to the Company’s biological assets, as follow:
●	Loss of biological assets due to fires and impacts arising from the greater presence and resistance of pests and other forest diseases favored by the gradual increase in temperature;
●	Reduction in productivity and expected growth (“IMA”) due to reduced availability of water resources in river basins and other atypical weather events such as droughts, frosts and torrential rains; and
●	Interruptions to the production chain due to adverse weather events.
(ii)	Scarcity of water resources in the industry: although our units are efficient in the use of water, there are contingency plans for all units affected by possible water shortages and action plans to confront the water crisis in critical regions.
(iii)	Structural changes in society and their impacts on business, such as:
●	Regulatory and legal: arising from changes in the Brazilian and/or international scope that require capital investment in new technologies and/or operating costs. Among the expected topics are carbon pricing, customs carbon taxation, trade barriers and/or commercial restrictions related to businesses’ alleged contributions, even if indirect, to the intensification of climate change, which increase the risk of litigation;
●	Technological: arising from the emergence of improvements and innovations towards an economy with greater energy efficiency and lower carbon. Suzano should continue investing in R&D to reduce greenhouse gas emissions;
●	Markets: arising from changes to the supply of and demand for certain products and services as climate-related issues begin to be considered in decision-making. The market should increasingly prioritize the reduction of carbon emissions and more sustainable business practices, which may lead to a drop in demand and revenue for Suzano’s disposable products and an increase in demand for renewable forests and other sustainable products; and
●	Reputational: related to the perceptions of customers and society in general regarding the positive or negative contribution of an organization to a low carbon economy.
4.7.2.	Compliance with contractual clauses related to sustainability in debt securities and sustainable loans (Sustainability Linked Bonds - “SLB” and Sustainability Linked Loans – “SLL”)

As disclosed in Note 18, the Company issued debt securities and loans linked to sustainability performance targets (“Sustainability Performance Targets - SPT”) related to the intensity of our greenhouse gas emissions, intensity of water capture for use in industrial processes and percentage of women in leadership positions. Non-compliance with these targets may generate future increases in the cost of said debts, as provided for in the respective contracts.

In 2020, the company issued its first bond based on the SLB Principles. In 2021, Suzano issued two additional Sustainability Linked bonds that, for the first time, were linked to something other than an environmental or social target: a diversity, equity and inclusion target. Its first Sustainability Linked Loan (SLL) was contracted in 2021 and, in 2022, the company obtained a new loan with the International Finance Corporation (IFC) following the guidelines of the SLL Principles.

4.7.3.	Climate risk management

The Company has a structure dedicated to corporate risk management, including risks related to climate change, with its own methodologies, tools and processes aimed at ensuring the identification, assessment and treatment of its main short, medium and long-term risks. This allows the continuous monitoring of risks and their eventual impacts, control of the variables involved, and the definition and implementation of mitigating measures, which aim to reduce the identified exposures. The Company’s assessment of the potential physical impacts of climate change, as well as those arising from the transition to a low carbon economy is carried out on an ongoing basis, and will continue to evolve.

4.7.4.Opportunities linked to climate change and the sustainability strategy

4.7.4.1.Generation of carbon credits

The Company has two ongoing carbon capture projects, namely:

(i)	Cerrado de Carbono Project, which aims to recover degraded areas and preserve biodiversity. This project is in the registration stage, with the certification process still in progress;
(ii)

Horizonte de Carbono Project, which aims to recover degraded areas through reforestation with the planting of native trees and eucalyptus. This project is in the registration stage, with the certification process still in progress.

In the Company’s understanding, as more companies commit to net zero, the demand for carbon credits may increase and this may generate business opportunities for Suzano.

4.7.4.2.Sale of renewable energy certificates (RECs)

In the pulp production process there is a production of steam, which is used in the generation of clean electricity, which in turn is used in the production process of the factories. Any surplus energy from this renewable source, not used in the production process, is sold to the market.

This surplus of commercialized clean energy can be subject to international certification of renewable energy, the so-called “I-REC (Renewable Energy Certificate)”, where each REC proves that 1 MWh of energy was generated in a renewable way, confirming the commitment to reduce the environmental impact.

4.7.4.3.Partnership for sustainable fabric

Several brands in the textile industry are looking to reduce their emissions and environmental footprint and create a circular materials basis for their products. In 2021, one example of innovability in this area was the Company’s joint venture established with Spinnova, a Finnish material innovation startup that will exclusively produce and sale 100% renewable textile fiber, from microfibrillated eucalyptus cellulose.

Spinnova will contribute its exclusive technology , while Suzano will supply microfibrillated cellulose produced from the eucalyptus grown in Brazil. Production will be managed and operated by the joint venture, in which each company holds a 50% stake.

4.7.4.4.	Securities with clauses related to sustainability

As disclosed in note 4.7.2, Suzano has Sustainability Linked Bonds (SLB) and Sustainability Linked Loan (SLL) linked to environmental performance indicators associated with a goal to reduce greenhouse gases, intensity the capture of water resources, and aspects of diversity and inclusion, evidencing the Company’s commitment as part of the solution to the global climate crisis and in convergence with the implementation of its long-term goal. These funding linked to sustainability goals allow differentiated rates.

4.8.	Capital management

The main objective is to strengthen the Company’s capital structure, aiming to maintain adequate financial leverage, and to mitigate risks that could affect the availability of capital for business development.

The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).